Related Party Disclosures (Tables)	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Year ended September 30,
	2024	2023	2022
Short-term employee benefits	16,964	16,436	12,569
Long-term employee benefits	-	244	—
Post-employment benefits	810	732	839
Termination benefits	19	2,053	120
Share-based compensation (Note 28)	2,952	54,752	—
Total	20,745	74,217	13,528